Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Disclosures [Abstract]
Schedule of Other Assets and Liabilities with Related Parties	(a)Assets and liabilities with related parties:
	Related Party Type
Type of current assets and liabilities with related parties	Parent Entity	Other Legal Entity	Key Personnel of the Consolidated Bank	Other Related Party	Total
As of December 31, 2023	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments	—	212,147	—	—	212,147
Debt financial instruments	—	—	—	—	—
Other financial instruments	—	1,410	—	—	1,410
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—	—	—	—
Financial assets designated as at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	6,328	—	—	6,328
Derivative Financial Instruments for hedging purposes	—	—	—	—	—
Financial assets at amortized cost:
Rights by resale agreements and securities lending	—	—	—	—	—
Debt financial instruments	—	—	—	—	—
Commercial loans	—	199,564	1,028	11,340	211,932
Residential mortgage loans	—	—	17,975	60,153	78,128
Consumer Loans	—	5	1,969	11,739	13,713
Allowances established — Loans	—	(1,709)	(19)	(312)	(2,040)
Other assets	10	159,805	13	16	159,844
Contingent loans	—	119,510	4,058	17,714	141,282

LIABILITIES
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments	—	242,098	—	—	242,098
Financial liabilities designated as at fair value through profit or loss	—	—	—	—	—
Derivative Financial Instruments for hedging purposes	—	5,674	—	—	5,674
Financial liabilities at amortized cost:
Current accounts and other demand deposits	336	200,019	2,161	7,652	210,168
Saving accounts and time deposits	85,904	160,760	4,392	24,265	275,321
Obligations by repurchase agreements and securities lending	—	2,003	—	—	2,003
Borrowings from financial institutions	—	86,642	—	—	86,642
Debt financial instruments issued	—	—	—	—	—
Other financial obligations	—	—	—	—	—
Lease liabilities	—	10,845	—	—	10,845
Other liabilities	—	152,457	493	53	153,003

	Related Party Type
Type of current assets and liabilities with related parties	Parent Entity	Other Legal Entity	Key Personnel of the Consolidated Bank	Other Related Party	Total
As of December 31, 2022	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments	—	343,278	—	—	343,278
Debt financial instruments	—	—	—	—	—
Other financial instruments	—	3,354	—	—	3,354
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—	—	—	—
Financial assets designated as at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	16,759	—	—	16,759
Derivative Financial Instruments for hedging purposes	—	—	—	—	—
Financial assets at amortized cost:
Rights by resale agreements and securities lending	—	—	—	—	—
Debt financial instruments	—	—	—	—	—
Commercial loans	—	609,155	1,384	12,024	622,563
Residential mortgage loans	—	—	15,221	58,608	73,829
Consumer Loans	—	—	2,068	10,879	12,947
Allowances established — Loans	—	(4,153)	(21)	(401)	(4,575)
Other assets	9	149,096	—	21	149,126
Contingent loans	—	177,834	4,119	17,872	199,825

LIABILITIES
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments	—	400,984	—	—	400,984
Financial liabilities designated as at fair value through profit or loss	—	—	—	—	—
Derivative Financial Instruments for hedging purposes	—	7,647	—	—	7,647
Financial liabilities at amortized cost:
Current accounts and other demand deposits	217	206,465	3,081	6,529	216,292
Saving accounts and time deposits	4,643	274,318	3,815	24,125	306,901
Obligations by repurchase agreements and securities lending	—	—	—	—	—
Borrowings from financial institutions	—	177,827	—	—	177,827
Debt financial instruments issued	—	—	—	—	—
Other financial obligations	—	—	—	—	—
Lease liabilities	—	11,252	—	—	11,252
Other liabilities	—	108,767	517	52	109,336

Schedule of Other Related Parties	(b)Income and expenses from related party transactions (*):
	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
As of December 31, 2023	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	—	29,432	1,298	6,034	36,764
Income from commissions	165	103,906	24	84	104,179
Net Financial income (expense)	—	(18,367)	—	—	(18,367)
Other income	—	215	—	—	215
Total Income	165	115,186	1,322	6,118	122,791

Interest and UF indexation expense	1,998	7,329	546	2,505	12,378
Expenses from commissions	—	29,508	—	—	29,508
Expenses credit losses	—	(2,078)	(3)	(15)	(2,096)
Expenses from salaries and employee benefits	—	421	38,083	80,430	118,934
Administrative expenses	—	11,776	3,786	229	15,791
Other expenses	—	—	2	23	25
Total Expenses	1,998	46,956	42,414	83,172	174,540
	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
As of December 31, 2022	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	—	49,027	2,382	9,736	61,145
Income from commissions	92	112,308	20	69	112,489
Net Financial income (expense)	—	88,103	—	—	88,103
Other income	—	79	—	—	79
Total Income	92	249,517	2,402	9,805	261,816

Interest and UF indexation expense	872	11,307	182	1,393	13,754
Expenses from commissions	—	35,948	—	—	35,948
Expenses credit losses	—	242	(5)	31	268
Expenses from salaries and employee benefits	—	173	32,894	71,503	104,570
Administrative expenses	—	22,254	3,603	120	25,977
Other expenses	—	10	3	15	28
Total Expenses	872	69,934	36,677	73,062	180,545

	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
As of December 31, 2021	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	—	12,591	1,313	5,517	19,421
Income from commissions	149	98,680	26	60	98,915
Net Financial income (expense)	—	49,775	—	—	49,775
Other income	—	466	—	—	466
Total Income	149	161,512	1,339	5,577	168,577

Interest and UF indexation expense	3	457	4	27	491
Expenses from commissions	—	29,813	—	—	29,813
Expenses credit losses	—	1,659	—	74	1,733
Expenses from salaries and employee benefits	—	6	26,100	67,098	93,204
Administrative expenses	—	20,771	3,325	78	24,174
Other expenses	—	32	1	4	37
Total Expenses	3	52,738	29,430	67,281	149,452

Schedule of Other Related Parties
		Description of the transaction			Transactions under equivalence conditions to those transactions		Effect on Income		Effect on Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	with mutual independence between the parties	Amount MCh$	Income MCh$	Expenses MCh$	Accounts receivable MCh$	Accounts payable MCh$
Ionix SPA	Other related parties	IT license services	30 days	Contract	Yes	637	—	637	—	61
		IT support services	30 days	Contract	Yes	349	—	349	—	—
Servipag Ltda.	Joint venture	IT support services	30 days	Contract	Yes	386	—	386	—	—
		Collection services	30 days	Contract	Yes	4,358	—	4,358	—	432
		Software services	30 days	Contract	Yes	220	—	220	—	—
Bolsa de Comercio de Santiago, Bolsa de Valores	Minority investments	Service of financial information	30 days	Contract	Yes	362	—	362	—	1
		Brokerage commission	30 days	Contract	Yes	344	—	344	—	—
		IT support services	30 days	Contract	Yes	289	—	289	—	—
DCV Registros S.A.	Other related parties	IT services	30 days	Contract	Yes	319	—	319	—	—
CCLV Contraparte Central S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	272	—	272	—	—
Redbanc S.A.	Associates	Electronic transaction management services	30 days	Contract	Yes	15,570	—	15,570	—	1,589
		IT proyect services	30 days	Contract	Yes	542	—	542	—	—
		IT services	30 days	Contract	Yes	330	—	330	—	—
		Fraud prevention services	30 days	Contract	Yes	82	—	82	—	—
Sistemas Oracle de Chile Ltda.	Other related parties	IT services	30 days	Contract	Yes	91	—	91	—	—
		IT support services	30 days	Contract	Yes	1,326	—	1,326	—	—
Depósito Central de Valores S.A.	Other related parties	Quality control and custodial services	30 days	Contract	Yes	1,026	—	1,026	—	42
		Custodial services	30 days	Contract	Yes	1,042	—	1,042	—	—
Manantial S.A.	Other related parties	General expenses	30 days	Contract	Yes	366	—	366	—	—
Universidad Del Desarrollo	Other related parties	Loyalty	30 days	Contract	Yes	115	—	115	—	7
Universidad Adolfo Ibañez	Other related parties	Training	30 days	Contract	Yes	334	—	334	—	—
Canal 13 S.A.	Other related parties	Advertising service	30 days	Monthly	Yes	92	—	92	—	36

		Description of the transaction			Transactions under equivalence conditions to those transactions		Effect on Income		Effect on Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	with mutual independence between the parties	Amount MCh$	Income MCh$	Expenses MCh$	Accounts receivable MCh$	Accounts payable MCh$
Nexus S.A.	Other related parties	General income	30 days	Contract	Yes	148	148	—	—	—
		Card processing	30 days	Contract	Yes	3,487	—	3,487	—	—
		IT services	30 days	Contract	Yes	405	—	405	—	—
		Embossing services	30 days	Contract	Yes	235	—	235	—	—
		Customer product delivery services	30 days	Contract	Yes	273	—	273	—	—
		Fraud prevention services	30 days	Contract	Yes	380	—	380	—	—
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Associates	Collection services	30 days	Contract	Yes	669	—	669	—	61
Comder Contraparte Central S.A.	Other related parties	Securities clearing services	30 days	Contract	Yes	703	—	703	—	—
Bolsa Electrónica de Chile S.A.	Minority investments	Comisión de corretaje	30 days	Contract	Yes	141	—	141	—	—
		Service of financial information	30 days	Contract	Yes	84	—	84	—	—
Citigroup Global Markets INC	Other related parties	Brokerage commission	30 days	Contract	Yes	363	—	363	—	—
Transbank S.A.	Associates	Card processing	30 days	Contract	Yes	580	—	580	—	51
		Project consultation	30 days	Contract	Yes	153	—	153	—	—
		Exchange commission	30 days	Contract	Yes	93,168	93,168	—	9	—
Centro de Compensación Automatizado S.A.	Associates	Fraud prevention services	30 days	Contract	Yes	553	—	553	—	300
		Transfer services	30 days	Contract	Yes	2,581	—	2,581	—	—
		Collection services	30 days	Contract	Yes	180	—	180	—	—
Artikos Chile S.A.	Joint venture	IT support services	30 days	Contract	Yes	457	—	457	—	19
		IT services	30 days	Contract	Yes	383	—	383	—	—
Citibank N.A.	Other related parties	Connectivity business commissions	Quarterly	Contract	Yes	5,867	5,867	—	2,517	—
Nuevos Desarrollos S.A.	Other related parties	Financial lease agreements	30 days	Contract	Yes	335	—	—	—	129
Plaza Vespucio SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	82	—	—	—	261
Plaza Oeste	Other related parties	Financial lease agreements	30 days	Contract	Yes	243	—	—	—	963
Plaza del Trebol	Other related parties	Financial lease agreements	30 days	Contract	Yes	292	—	—	—	373
Plaza Tobalaba	Other related parties	Financial lease agreements	30 days	Contract	Yes	128	—	—	—	229
Plaza la Serena	Other related parties	Financial lease agreements	30 days	Contract	Yes	246	—	—	—	714
Inmobiliaria Mall Calama	Other related parties	Financial lease agreements	30 days	Contract	Yes	162	—	—	—	306
Plaza Antofagasta	Other related parties	Financial lease agreements	30 days	Contract	Yes	87	—	—	—	—

		Description of the transaction			Transactions under equivalence conditions to those transactions		Effect on Income		Effect on Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	with mutual independence between the parties	Amount MCh$	Income MCh$	Expenses MCh$	Accounts receivable MCh$	Accounts payable MCh$
Ionix SPA	Other related parties	IT license services	30 days	Contract	Yes	440	—	440	—	32
		IT support services	30 days	Contract	Yes	334	—	334	—	—
Canal 13 S.A.	Other related parties	Advertising service	30 days	Monthly	Yes	584	—	584	—	134
Servipag Ltda.	Joint venture	Software services	30 days	Contract	Yes	768	—	768	—	—
		Collection services	30 days	Contract	Yes	4,405	—	4,405	—	465
Bolsa de Comercio de Santiago, Bolsa de Valores	Minority investments	IT support services	30 days	Contract	Yes	259	—	259	—	—
		Service of financial information	30 days	Contract	Yes	335	—	335	—	—
		Brokerage commission	30 days	Contract	Yes	310	—	310	—	—
Enex S.A.	Other related parties	Rent spaces for ATM	30 days	Contract	Yes	1,183	—	1,183	—	168
Redbanc S.A.	Associates	Software development	30 days	Contract	Yes	399	—	399	—	—
		Electronic transaction management services	30 days	Contract	Yes	13,380	—	13,380	—	1,223
Sistemas Oracle de Chile Ltda.	Other related parties	Software services	30 days	Contract	Yes	6,029	—	6,029	—	2,281
		IT support services	30 days	Contract	Yes	2,873	—	2,873	—	—
Depósito Central de Valores S.A.	Other related parties	Custodial services	30 days	Contract	Yes	2,230	—	2,230	—	53
Inmobiliaria e Inversiones Capitolio S.A.	Other related parties	Space rental	30 days	Contract	Yes	82	—	82	—	—
Tagle y Compañía Ltda.	Other related parties	Legal services	30 days	Contract	Yes	126	—	126	—	6
Manantial S.A	Other related parties	Materials and supplies	30 days	Contract	Yes	224	—	224	—	15
Radiodifusión SPA	Other related parties	Advertising service	30 days	Contract	Yes	105	—	105	—	4

		Description of the transaction			Transactions under equivalence conditions to those transactions		Effect on Income		Effect on Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	with mutual independence between the parties	Amount MCh$	Income MCh$	Expenses MCh$	Accounts receivable MCh$	Accounts payable MCh$
Nexus S.A.	Other related parties	Customer product delivery services	30 days	Contract	Yes	1,185	—	1,185	—	1,679
		Card processing	30 days	Contract	Yes	11,178	—	11,178	—	—
		IT development services	30 days	Contract	Yes	1,565	—	1,565	—	—
		Embossing services	30 days	Contract	Yes	724	—	724	—	—
		Fraud prevention services	30 days	Contract	Yes	1,234	—	1,234	—	—
Artikos Chile S.A.	Joint venture	IT support services	30 days	Contract	Yes	421	—	421	—	17
		IT services				340	—	340	—	—
DCV Registros S.A.	Other related parties	IT services	30 days	Contract	Yes	275	—	275	—	—
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Associates	Collection services	30 days	Contract	Yes	588	—	588	—	56
Comder Contraparte Central S.A.	Other related parties	Securities clearing services	30 days	Contract	Yes	830	—	830	—	—
Citigroup Global Markets INC	Other related parties	Brokerage commission	30 days	Contract	Yes	480	—	480	—	—
Bolsa Electrónica de Chile S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	153	—	153	—	—
Transbank S.A.	Associates	Processing fees	30 days	Contract	Yes	1,150	—	1,150	—	91
		Exchange commission	30 days	Contract	Yes	94,489	94,489	—	8	—
Centro de Compensación Automatizado S.A.	Associates	Transfer services	30 days	Contract	Yes	2,340	—	2,340	—	378
Citibank N.A.	Other related parties	Connectivity business commissions	Quarterly	Contract	Yes	10,583	10,583	—	5,341	—
Centros Comerciales vecinales Arauco Express S.A.	Other related parties	Financial lease agreements	30 days	Contract	Yes	114	—	—	—	170
Nuevos Desarrollos S.A.	Other related parties	Financial lease agreements	30 days	Contract	Yes	303	—	—	—	392
Plaza Oeste	Other related parties	Financial lease agreements	30 days	Contract	Yes	221	—	—	—	1,039
Plaza del Trebol	Other related parties	Financial lease agreements	30 days	Contract	Yes	263	—	—	—	593
Plaza Tobalaba	Other related parties	Financial lease agreements	30 days	Contract	Yes	114	—	—	—	320
Plaza la Serena	Other related parties	Financial lease agreements	30 days	Contract	Yes	243	—	—	—	—
Inmobiliaria Mall Calama	Other related parties	Financial lease agreements	30 days	Contract	Yes	178	—	—	—	505

Schedule of Payments and Composition of Key Management Personnel	(d)Payments to the Board of Directors and to key personnel of the management of the Bank and its subsidiaries:
	2023	2022
	MCh$	MCh$
Directory:
Payment of remuneration and attendance fees of the Board of Directors - Bank and its subsidiaries	3,347	3,095

Key Personnel of the Management of the Bank and its Subsidiaries:
Payment for benefits to short-term employees	36,535	31,196
Payment for benefits to employees for termination of employment contract	1,548	1,698
Subtotal	38,083	32,894
Total	41,430	35,989
(e)Composition of the Board of Directors and key personnel of the Management of the Bank and its subsidiaries:
	2023	2022
	No. Executives
Directory:
Directors — Bank and its subsidiaries	16	17

Key Personnel of the Management of the Bank and its Subsidiaries:
CEO — Bank	1	1
CEOs — Subsidiaries	5	5
Division Managers / Area — Bank	90	92
Division Managers / Area — Subsidiaries	30	32
Subtotal	126	130
Total	142	147